UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 205
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA             August 7, 2012
----------------         -------------         ----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[ ]    13F COMBINATION REPORT


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            28
                                                 ----
Form 13F Information Table Value Total:     $ 261,047 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

Bluefin Investment Management LLC
6/30/2012

                               Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                  Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers   Sole   Shared Other
-----------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------   ----   ------ -----
ABIOMED INC.                 COMMON      003654100    5,185     227,200  SH         Sole                 227,200
ANCESTRY.COM INC.            COMMON      032803108    8,350     303,300  SH         Sole                 303,300
AVAGO TECHNOLOGIES LTD       COMMON      Y0486S104   16,209     451,500  SH         Sole                 451,500
COGNIZANT TECHNOLOGY
  SOLUTIO                      CL A      192446102    9,366     156,100  SH         Sole                 156,100
CORRECTIONS CORP AMERICA     COMMON NEW  22025Y407    6,426     218,200  SH         Sole                 218,200
DEXCOM, INC.                 COMMON      252131107   16,731   1,291,000  SH         Sole               1,291,000
DSW INC.                       CL A      23334L102   12,980     238,600  SH         Sole                 238,600
EXACTTARGET INC              COMMON      30064K105    5,461     249,800  SH         Sole                 249,800
FINISAR CORP                 COMMON NEW  31787A507      299      20,000  SH         Sole                  20,000
FORTINET, INC.               COMMON      34959E109   14,875     640,600  SH         Sole                 640,600
HEARTLAND EXPRESS INC        COMMON      422347104    9,728     679,800  SH         Sole                 679,800
KANSAS CITY SOUTHERN         COMMON NEW  485170302    5,516      79,300  SH         Sole                  79,300
LIONS GATE ENTMNT
  CORP                       COMMON      535919203   11,135     755,400  SH         Sole                 755,400
LOGMEIN INC                  COMMON      54142L109   15,822     518,400  SH         Sole                 518,400
LUMINEX CORP DEL             COMMON      55027E102    5,562     227,100  SH         Sole                 227,100
MCGRATH RENTCORP             COMMON      580589109    5,867     221,400  SH         Sole                 221,400
NUVASIVE, INC.               COMMON      670704105   13,603     536,400  SH         Sole                 536,400
OSI SYSTEMS INC              COMMON      671044105    4,928      77,800  SH         Sole                  77,800
QUEST SOFTWARE INC           COMMON      74834T103    1,685      60,600  SH         Sole                  60,600
SEQUENOM INC                 COMMON NEW  817337405    6,428   1,583,200  SH         Sole               1,583,200
SUPER MICRO COMPUTER INC.    COMMON      86800U104    6,504     410,100  SH         Sole                 410,100
SXC HEALTH SOLUTIONS
  CORP                       COMMON      78505P100   17,431     175,700  SH         Sole                 175,700
THORATEC CORPORATION         COMMON      885175307    9,530     283,800  SH         Sole                 283,800
ULTA SALON COSMETICS &
  FRAG I                     COMMON      90384S303   12,868     137,800  SH         Sole                 137,800
VALUECLICK INC               COMMON      92046N102    9,803     598,100  SH         Sole                 598,100
VOLCANO CORPORATION          COMMON      928645100   10,664     372,200  SH         Sole                 372,200
WASTE CONNECTIONS INC        COMMON      941053100   10,221     341,600  SH         Sole                 341,600
WESCO INTL INC.              COMMON      95082P105    7,873     136,800  SH         Sole                 136,800